Organization and Principal Activities - Disclosure Details Of Companies Major Subsidiaries And Variable Interest Entities (Detail)	12 Months Ended
Dec. 31, 2020
Linwai Investment Company Limited [Member]
Disclosure Details Of Companies Major Subsidiaries And Variable Interest Enitities [Line Items]
Date of establishment	Sep. 11, 2018
Place of incorporation	BVI
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Hongkong Menxiang Education Development Group Limited [Member]
Disclosure Details Of Companies Major Subsidiaries And Variable Interest Enitities [Line Items]
Date of establishment	Sep. 20, 2018
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Zhejiang Mengxiang Consulting Services Co Ltd [Member]
Disclosure Details Of Companies Major Subsidiaries And Variable Interest Enitities [Line Items]
Date of establishment	Oct. 10, 2018
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Zhejiang Lishui Xianke Agricultural Products Distribution CoLtd Lishui Xianke [Member]
Disclosure Details Of Companies Major Subsidiaries And Variable Interest Enitities [Line Items]
Date of establishment	Aug. 20, 2001
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Operation of food procurement
Zhejiang Lishui Mengxiang Education Development Company Limited [Member]
Disclosure Details Of Companies Major Subsidiaries And Variable Interest Enitities [Line Items]
Date of establishment	Aug. 13, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Operation of Liandu Foreign Language School
Liandu Foreign Language School [Member]
Disclosure Details Of Companies Major Subsidiaries And Variable Interest Enitities [Line Items]
Date of establishment	Sep. 01, 2003
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Operation of a primary to middle school